Note Payable (Details) - Notes Payable, Other Payables [Member]	Jan. 31, 2022 USD ($)
Note Payable [Line Items]
Debt Instrument, Face Amount	$ 704,160
Debt Instrument, Term	10 months
Interest rate percentage	3.90%